Unaudited Condensed Statements of Operations (Parentheticals) - $ / shares	3 Months Ended			10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022		Dec. 31, 2021	Dec. 31, 2022
Redeemable Common Stock
Diluted weighted average shares outstanding	11,364,370				8,526,027
Diluted net income per share	$ 0.10				$ 1.05
Non-Redeemable Common Stock
Diluted weighted average shares outstanding	3,405,000	2,500,000	[1]		3,236,568
Diluted net income per share	$ (0.01)	$ 0.00			$ (2.39)

[1]	Excludes up to 375,000 shares of common stock subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part (see Note 5). As a result of the underwriters’ full exercise their over-allotment option, no insider shares are subject to forfeiture after April 7, 2022.